CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 60,849	$ 52,004	$ 43,938
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	20,050	19,925	19,229
Impairment of equity method investment	975	850
Loss from equity method investment	967	1,019	194
Amortization of marketable security premiums	3,035	1,770	1,267
Changes in operating assets and liabilities:
Accounts receivable	1,330	272	(5,448)
Other receivables	253	(2,720)	3,963
Inventories	503	9,588	(15,631)
Prepaid expenses and other assets	14,922	11,295	5,106
Accounts payable and accrued liabilities	418	199	84
Income taxes payable and deferred	68	1,369	(5,772)
Postretirement health care and life insurance benefits	2,861	2,829	2,022
Deferred compensation and other liabilities	3,592	3,018	2,146
Other	(14)	501	(708)
Net cash provided by operating activities	109,809	101,919	50,390
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(15,752)	(8,886)	(16,351)
Net purchases of trading securities	(5,500)	(2,994)	(3,234)
Purchase of available for sale securities	(66,324)	(39,016)	(39,252)
Sale and maturity of available for sale securities	39,613	10,461	7,680
Net cash used in investing activities	(47,963)	(40,435)	(51,157)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(23,143)	(23,803)	(18,190)
Dividends paid in cash	(14,282)	(52,431)	(18,407)
Net cash used in financing activities	(37,425)	(76,234)	(36,597)
Increase (decrease) in cash and cash equivalents	24,421	(14,750)	(37,364)
Cash and cash equivalents at beginning of year	63,862	78,612	115,976
Cash and cash equivalents at end of year	88,283	63,862	78,612
Supplemental cash flow information:
Income taxes paid	24,225	21,312	16,906
Interest paid	21	31	38
Stock dividend issued	$ 48,925	$ 38,236	$ 47,053